  SoFi Enhanced Yield ETF

  Schedule of Investments

  May 31, 2026 (Unaudited)

PURCHASED OPTIONS - 2.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Put Options - 2.0%
S&P 500 Index, Expiration: 6/26/2026; Exercise Price: $6,500.00	$1,516,012,000	2,000	$900,000

TOTAL PURCHASED OPTIONS (Cost $1,404,748)			900,000

SHORT-TERM INVESTMENTS - 95.8%
Money Market Funds - 3.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.55%(e)		1,527,191	1,527,191

U.S. Treasury Bills - 92.4%	Principal Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.34%(f)(g)	$8,744,000	8,735,204
U.S. Treasury Bill, 7/9/2026, 3.59%(f)(g)	9,172,000	9,136,929
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)	8,486,000	8,429,863
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)	7,903,000	7,828,918
U.S. Treasury Bill, 10/15/2026, 3.69%(f)(g)	7,198,000	7,099,733
		41,230,647

TOTAL SHORT-TERM INVESTMENTS (Cost $42,758,290)		42,757,838

TOTAL INVESTMENTS - 97.8% (Cost $44,163,038)		$43,657,838
Other Assets in Excess of Liabilities - 2.2%		974,798
TOTAL NET ASSETS - 100.0%		$44,632,636

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(f)	The rate shown is the annualized effective yield as of May 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of May 31, 2026, the total value of securities pledged as collateral is $38,895,653.

  SoFi Enhanced Yield ETF

  Schedule of Written Options Contracts

  May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.2)%(a)(b)	Notional Amount	Contracts	Value
Put Options - (2.2)%
S&P 500 Index, Expiration: 6/26/2026; Exercise Price: $6,550.00	$(1,516,012,000)	(2,000)	$(970,000)

TOTAL WRITTEN OPTIONS (Premiums received $1,523,253)			$(970,000)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.